WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	CONSUMER DISCRETIONARY — 13.1%
5,942	Axon Enterprise, Inc.*	$1,105,331
12,574	Boot Barn Holdings, Inc.*	1,086,645
8,410	Brunswick Corp.	878,004
30,422	Callaway Golf Co.*	963,769
15,364	Clarus Corp.	438,181
5,712	Marriott Vacations Worldwide Corp.*	841,778
13,284	Planet Fitness, Inc. - Class A*	999,355
6,623	Wingstop, Inc.	1,134,586
		7,447,649
	CONSUMER STAPLES — 6.0%
5,098	Casey's General Stores, Inc.	1,007,926
5,557	Helen of Troy Ltd.*	1,241,378
24,739	Performance Food Group Co.*	1,133,541
		3,382,845
	FINANCIALS — 4.4%
9,264	Pinnacle Financial Partners, Inc.	830,147
5,230	Primerica, Inc.	764,731
12,932	ServisFirst Bancshares, Inc.	919,206
		2,514,084
	HEALTH CARE — 26.3%
18,943	AdaptHealth Corp. - Class A*	424,134
8,897	Arrowhead Pharmaceuticals, Inc.*	616,473
11,930	AtriCure, Inc.*	1,007,608
5,545	Axsome Therapeutics, Inc.*	269,431
4,553	Biohaven Pharmaceutical Holding Co., Ltd.*	573,723
4,899	Bridgebio Pharma, Inc.*	261,852
7,031	Fate Therapeutics, Inc.*	582,167
5,868	Glaukos Corp.*	299,268
10,205	Halozyme Therapeutics, Inc.*	421,773
12,048	Insmed, Inc.*	296,381
11,369	Iovance Biotherapeutics, Inc.*	253,188
4,223	LHC Group, Inc.*	908,705
2,262	Ligand Pharmaceuticals, Inc. - Class B*	256,760
15,838	Merit Medical Systems, Inc.*	1,110,085
1,885	Mirati Therapeutics, Inc.*	301,713
9,219	NanoString Technologies, Inc.*	571,025
4,843	Natera, Inc.*	554,620
15,584	NuVasive, Inc.*	996,597
22,617	Pacific Biosciences of California, Inc.*	727,136
7,863	Phathom Pharmaceuticals, Inc.*	252,402

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,026	Reata Pharmaceuticals, Inc. - Class A*	$253,878
3,210	Repligen Corp.*	788,697
7,319	Rocket Pharmaceuticals, Inc.*	262,167
4,510	Shockwave Medical, Inc.*	820,820
11,666	Surgery Partners, Inc.*	636,497
7,842	Tandem Diabetes Care, Inc.*	852,190
4,100	Turning Point Therapeutics, Inc.*	261,662
5,500	Ultragenyx Pharmaceutical, Inc.*	439,065
		15,000,017
	INDUSTRIALS — 14.2%
12,436	Alaska Air Group, Inc.*	721,661
10,687	CryoPort, Inc.*	659,602
7,567	John Bean Technologies Corp.	1,109,171
12,441	Mercury Systems, Inc.*	821,106
4,106	Saia, Inc.*	927,956
7,718	Tetra Tech, Inc.	1,030,507
11,511	Timken Co.	915,124
4,091	TopBuild Corp.*	829,205
8,944	Woodward, Inc.	1,087,233
		8,101,565
	MATERIALS — 4.9%
19,389	Avient Corp.	940,754
10,926	Ingevity Corp.*	928,055
12,611	UFP Industries, Inc.	936,493
		2,805,302
	REAL ESTATE — 1.9%
17,210	Rexford Industrial Realty, Inc. - REIT	1,058,759
	TECHNOLOGY — 25.5%
27,904	1Life Healthcare, Inc.*	754,524
28,147	ACI Worldwide, Inc.*	965,442
19,581	Anaplan, Inc.*	1,120,033
8,015	Blackline, Inc.*	916,836
7,282	Euronet Worldwide, Inc.*	1,040,015
16,488	LivePerson, Inc.*	1,050,121
17,282	MACOM Technology Solutions Holdings, Inc.*	1,066,645
6,982	Maximus, Inc.	621,398
31,274	Medallia, Inc.*	1,059,250
8,665	Q2 Holdings, Inc.*	895,181
9,003	Science Applications International Corp.	785,962

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
12,429	Semtech Corp.*	$769,479
10,547	Sprout Social, Inc. - Class A*	936,996
20,364	Upland Software, Inc.*	733,104
4,072	WEX, Inc.*	772,581
12,724	WNS Holdings Ltd. - ADR*	1,047,694
		14,535,261
	TOTAL COMMON STOCKS
	(Cost $45,200,752)	54,845,482

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$2,294,181	UMB Money Market II Special, 0.01%[1]	2,294,181
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,294,181)	2,294,181
	TOTAL INVESTMENTS — 100.3%
	(Cost $47,494,933)	57,139,663
	Liabilities in Excess of Other Assets — (0.3)%	(169,341)
	TOTAL NET ASSETS — 100.0%	$56,970,322

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.